Summary of Significant Accounting Policies (Details 4)	3 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net loss per common share
Total shares excluded from calculation	3,002,901	1,365,243	2,587,516	2,901,948	1,669,282
Stock options
Net loss per common share
Total shares excluded from calculation	480,415	447,025	502,249	498,562	478,554
Restricted Stock and Restricted Stock Units
Net loss per common share
Total shares excluded from calculation	40,121	9,671	38,089	8,555	13,021
Convertible preferred stock
Net loss per common share
Total shares excluded from calculation	73,747	73,747	73,747	73,747	124,426
Common stock issuable
Net loss per common share
Total shares excluded from calculation			0		46,943
Options issued in connection with the October 2010 financing
Net loss per common share
Total shares excluded from calculation			0	891,771
Common stock warrants
Net loss per common share
Total shares excluded from calculation	1,973,431	834,800	1,973,431	1,429,313	1,006,338